4. Related Party Transactions (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015	Jun. 30, 2016
Advances from related parties	$ 0	$ 12,448
Loan from stockholder	19,533	100,000	$ 0
Accrued interest	0	479
Loans from related parties	63,369	20,000	$ 0
Stockholder
Loan from stockholder	0	$ 100,000
Loan interest rate		5.00%
Accrued interest	3,150	$ 479
Perfecular loans [Member]
Loan from stockholder	19,533
Perfecular
Advances from related parties		$ 12,448
Loan interest rate		0.48%
Loans from related parties	$ 0	$ 20,000
Vitashower [Member]
Loan interest rate	5.00%
Loans from related parties	$ 63,369